MINERAL PROPERTIES (Narrative) (Details) (X-Cal USA, Inc. and Paramount Gold and Silver Corp., USD $)	0 Months Ended
Nov. 30, 2012
X-Cal USA, Inc. and Paramount Gold and Silver Corp.
Consideration paid for purchase of assets and mining claims	6,000,000
Re-imbursement On Annual Maintenance Fees paid	$ (21,000)
Impairment Of Mining Rights	$ 2,400,000
Mining acquisition details	The acquisition includes Paramount Reese River Gold Project which is an early stage exploration prospect consisting of 148 unpatented lode mining claims totaling 2,960 acres which are situated along the highly-productive Battle Mountain Mineral trend in Nevada. These claim blocks border the NE section of Red Rock. This acquisition expands the Red Rock district holdings to 527 claims or 10,440 acres.